INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions		9 Months Ended
	Jul. 19, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		$ 4,152	$ 5,688
Acquisition of subsidiary (Note 4)		18	0
Additions		593	172
Amortization		(222)	(260)
Held for sale		(1,356)	0
Impairment		0	(731)
Translation adjustment		(32)	(827)
Other		(4)	23
Balance as of September 30		$ 3,149	$ 4,065
Licences
Disclosure of detailed information about intangible assets [line items]
Additions	$ 384